Consolidated Statement of Financial Position - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current
Cash and cash equivalents	$ 1,949.8	$ 1,563.0
Financial investments	676.1	639.7
Trade accounts receivable	289.4	320.8
Derivative financial instruments	8.7	13.2
Customer financing	0.4	12.2
Contract assets	510.1	622.7
Inventories	3,267.1	2,936.1
Income tax and social contribution	78.8	142.0
Other assets	369.7	262.7
Total current	7,150.1	6,512.4
Non-Current
Financial investments	288.8	348.3
Trade accounts receivable	1.7	2.0
Customer financing	7.6	20.2
Contract assets	51.9	1.4
Deferred income tax and social contribution	118.1	174.0
Other assets	313.3	173.4
Investments	30.3	43.7
Property, plant and equipment	2,130.9	1,941.3
Intangible assets	2,721.3	2,502.9
Right of use	106.2	104.7
Total non-current	5,770.1	5,311.9
Total Assets	12,920.2	11,824.3
Current
Trade accounts payable	1,116.8	966.3
Trade accounts payable - Supplier finance arrangements	62.9	43.3
Lease liability	20.7	19.2
Loans and financing	105.3	113.8
Other payables	610.3	359.8
Contract liabilities	2,563.4	2,563.4
Derivative financial instruments	38.4	71.9
Taxes and payroll charges payable	63.3	45.8
Income tax and social contribution	23.3	124.7
Unearned income	29.7	17.9
Provisions	127.6	90.2
Total current	4,761.7	4,416.3
Non-Current
Lease liability	97.4	92.6
Loans and financing	2,488.5	2,377.3
Other payables	348.1	161.2
Contract liabilities	871.7	721.2
Derivative financial instruments	26.4	31.9
Taxes and payroll charges payable	12.1	9.2
Income tax and social contribution	3.8	3.2
Deferred income tax and social contribution	273.1	450.3
Unearned income	8.2	12.8
Provisions	217.2	203.7
Total non-current	4,346.5	4,063.4
Total Liabilities	9,108.2	8,479.7
Shareholder's Equity
Share capital	1,551.6	1,551.6
Treasury shares	(215.0)	(28.2)
Revenue reserves	1,879.2	1,624.3
Capital reserves	327.9	185.1
Other comprehensive loss	(99.0)	(257.2)
Equity attributable to owners of the Company	3,444.7	3,075.6
Non-controlling interests	367.3	269.0
Total Equity	3,812.0	3,344.6
Total Liabilities and Shareholder's Equity	$ 12,920.2	$ 11,824.3